Tax expense/(benefit) - Summary of tax expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Current tax expense	€ 3,565	€ 2,294	€ 434
Deferred tax (benefit)/expense	(840)	(342)	41
Tax (benefit)/expense relating to prior period	4	(41)	29
Total Tax expense/(benefit)	2,729	1,911	€ 504	[1]
U.S.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Adjustments for deferred tax of prior periods	€ (161)	€ 297

[1]	Refer to Note 3, Scope of consolidation